Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows:

	December 31,
(amounts in thousands)	2016	2015

Senior Notes	$73,625	$73,625

Bank Loans:
$39.6 Million Credit Facility	$20,144	$30,754
$409 Million Credit Facility	167,816	94,473
$330 Million Credit Facility	225,759	173,950
$42 Million Credit Facility	38,512	36,588
$67.5 Million Credit Facility	40,461	29,666
$411.3 Million Credit Facility	—	83,261
$12.5 Million Credit Facility	10,379	11,750
$27.3 Million Credit Facility	19,375	—
	522,446	460,442
Less: Current portion	(13,882)	(110,226)
	$508,564	$350,216

	December 31, 2016			December 31, 2015
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and senior notes, gross	13,882	582,188	596,070	110,226	423,841	534,067
Unamortized deferred financing costs	(402)	(16,196)	(16,598)	(2,487)	(9,856)	(12,343)
Total bank loans and senior notes, net	13,480	565,992	579,472	107,739	413,985	521,724

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal	Interest	Total
2017	13,883	26,116	39,999
2018	21,515	25,280	46,795
2019	95,727	23,032	118,759
2020	221,543	17,880	239,423
2021	206,952	5,915	212,867
Thereafter	36,450	1,903	38,353
Total	596,070	100,126	696,196

Schedule of Long-term Debt Instruments [Table Text Block]

($000’s)	$39.6 Million Credit Facility	$409 Million Credit Facility	$330 Million Credit Facility	$42 Million Credit Facility	$67.5 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility
Date of Agreement	June 27, 2014	December 30, 2014	July 29, 2014	January 30, 2015	July 30, 2014	December 22, 2015	December 22, 2015

Total Vessels to be Financed
Kamsarmax	2	8	6	2	2	—	—
Ultramax	—	7	15	1	2	1	2

Interest Rate-LIBOR+	2.925%	3.000%	2.925%	2.970%	2.950%	3.000%	2.950%

Commitment Fee	1.170%	1.200%	1.170%	1.120%	1.250%	—%	1.180%

Maturity Date	September 28, 2020	December 30, 2020	July 29, 2021	6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche	7 years from each drawdown	December 22, 2020	5 years from each drawdown

Amount drawn down (in thousands)	33,550	207,569	255,825	48,870	53,816	11,750	23,250

Amount outstanding (in thousands)	20,144	167,816	225,759	38,512	40,461	10,379	19,375

Carrying Value of Vessels Collateralized (in thousands)	62,040	404,650	487,195	97,297	116,538	30,988	63,172

Amount Available (in thousands)	—	13,200	38,400	—	—	—	—

Remaining Vessels to be Financed	—	1	3	—	—	—	—

Interest And Finance Costs
For the years ended December 31, 2016, 2015 and 2014, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2016	2015	2014
Interest expense	$16,002	$998	$—
Amortization of deferred financing costs	4,137	1,988	150
Write off	3,781	16,085	—
other, net	1,001	453	22
	$24,921	$19,524	$172